UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

              Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York,

              NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 02/29/2016

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Banks — 0.1%
Wells Fargo & Co., 4.90%, 11/17/45	$1,782	$1,806,414
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46	8,817	9,448,244
Diversified Financial Services — 0.0%
The Goldman Sachs Group, Inc., 4.25%, 10/21/25	940	935,207
Health Care Providers & Services — 0.4%
AHS Hospital Corp., 5.02%, 7/01/45	10,000	10,619,470
Ochsner Clinic Foundation, 5.90%, 5/15/45	5,000	5,756,525

		16,375,995
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 4.65%, 2/23/46	8,127	8,514,357
Total Corporate Bonds — 0.9%		37,080,217

Municipal Bonds
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	1,200	1,220,808
5.75%, 6/01/45	2,145	2,168,809
6.00%, 6/01/50	2,700	2,761,965
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,719,850
6.50%, 10/01/53	15,110	18,187,303

		28,058,735
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	3,590	3,610,391
5.00%, 6/01/46	4,500	3,824,775

		7,435,166
Arizona — 2.0%
Arizona Department of Transportation State Excise Tax Fund Revenue, Refunding RB, 5.00%, 7/01/22	8,125	9,973,519

Municipal Bonds	Par (000)	Value
Arizona (continued)
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB:
5.00%, 7/01/29	$5,000	$6,086,700
5.00%, 7/01/32	5,000	5,981,200
Series A, 5.00%, 7/01/25	5,500	6,711,925
Series A, 5.00%, 7/01/29	5,000	6,002,500
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,678,200
Banner Health, Series B, 1.22%, 1/01/37 (a)	10,000	8,873,600
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	5,800	6,274,440
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series B, 5.00%, 7/01/20	5,000	5,868,000
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Project, Series A (b):
6.50%, 7/01/34	965	1,082,913
6.75%, 7/01/44	1,690	1,904,867
City of Phoenix Arizona IDA, Refunding RB (b):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	2,795	2,935,253
Basis Schools, Inc. Projects, 5.00%, 7/01/45	6,155	6,339,835
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	1,775	1,865,454
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	1,950	2,008,110
Legacy Traditional School Projects, 5.00%, 7/01/35	2,205	2,271,216
Legacy Traditional School Projects, 5.00%, 7/01/45	1,495	1,511,579

		81,369,311
Arkansas — 0.1%
State of Arkansas, GO, Federal Highway Grant Anticipation Notes, 5.00%, 10/01/18	5,000	5,556,050
California — 8.2%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,280,250
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	6,240	8,927,880

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
California County Tobacco Securitization Agency, RB, Asset-Backed:
Alameda County Securitization Corp., Series A, 6.00%, 6/01/42	$885	$893,841
Los Angeles County Securitization Corp., 5.70%, 6/01/46	21,800	21,772,750
Los Angeles County Securitization Corp., 5.60%, 6/01/36	8,150	8,163,610
Los Angeles County Securitization Corp., Series A, 5.25%, 6/01/21	3,580	3,636,815
California Health Facilities Financing Authority, Refunding RB, Children’s Hospital Los Angeles, 4.50%, 7/01/23	10,000	10,875,300
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 8/15/49	1,000	1,105,460
Sycamore Academy Project, 5.38%, 7/01/34 (b)	1,000	1,031,090
Sycamore Academy Project, 5.63%, 7/01/44 (b)	2,760	2,842,110
Urban Discovery Academy Charter School Project, 6.00%, 8/01/44 (b)	330	347,345
Urban Discovery Academy Charter School Project, 6.13%, 8/01/49 (b)	285	300,302
Vista Charter Middle School, 6.00%, 7/01/44	1,960	2,024,680
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT (b):
5.00%, 7/01/37	5,000	5,467,450
5.00%, 11/21/45	10,000	10,893,700
California School Finance Authority, RB, Alta Public Schools Project, Series A (b):
6.50%, 11/01/34	1,015	1,055,072
6.75%, 11/01/45	1,395	1,459,505
California State Public Works Board, Refunding RB, Series F, 5.00%, 5/01/25	5,090	6,446,688
California Statewide Communities Development Authority, RB, 5.00%, 2/01/45	10,000	11,152,300

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44	$1,250	$1,287,200
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/37	585	594,805
Series A, 6.00%, 5/01/43	3,800	3,863,688
Series B, 6.00%, 5/01/37	265	269,441
Series B, 6.00%, 5/01/43	7,425	7,542,018
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	5,000	5,892,600
City & County of San Francisco Unified School District, GO, Refunding, 5.00%, 6/15/20	5,000	5,876,700
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 9/01/49	1,500	1,672,455
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 7/01/50	5,200	7,434,752
City of San Jose California, ARB, AMT, Series A (AMBAC), 5.00%, 3/01/37	10,000	10,371,000
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 3/01/23	5,185	6,189,334
County of Sacramento California, ARB, Senior Series B, AMT (AGM), 5.25%, 7/01/39	5,000	5,390,250
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	3,400	4,162,586
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	3,770	4,450,824
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	28,770	27,620,063
Los Angeles Unified School District, GO, Refunding Series B, 5.00%, 7/01/18	10,000	11,025,300
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	7,500	9,580,125

2	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 0.81%, 12/01/35 (a)	$7,700	$7,135,975
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series B, 5.00%, 5/15/19	13,700	15,598,957
State of California, GO, Build America Bonds, Various Purposes, 7.60%, 11/01/40	7,125	10,838,479
State of California, GO, Refunding:
5.00%, 8/01/18	19,510	21,566,159
3.75%, 12/01/35	5,000	5,166,300
Series B, 5.00%, 9/01/21	14,975	18,136,672
Various Purposes, 5.00%, 10/01/37	5,000	5,905,600
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,735,300
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A1:
5.00%, 6/01/37	6,645	6,278,728
5.13%, 6/01/46	7,440	7,049,177
University of California, RB, General, Series AQ, 4.77%, 5/15/15	4,800	4,908,768
University of California, Refunding RB, General, Series AI, 5.00%, 5/15/38	5,330	6,192,607

		332,412,011
Colorado — 1.3%
Arapahoe County School District No. 5 Cherry Creek, GO, Refunding:
5.00%, 12/15/17	7,035	7,599,981
5.00%, 12/15/18	10,000	11,210,300
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	1,825	1,844,874
City & County of Denver Colorado, Refunding ARB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	5,227,700
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 11/15/21	10,000	11,849,200

Municipal Bonds	Par (000)	Value
Colorado (continued)
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (b)	$1,000	$1,022,550
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	165	179,354
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	907,479
5.13%, 11/01/49	765	780,078
University Lab School Project, 5.00%, 12/15/45 (b)	2,500	2,499,825
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	3,520	3,783,507
Public Authority for Colorado Energy, RB, (Merrill Lynch & Co.), 6.50%, 11/15/38	5,000	6,807,550

		53,712,398
Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (b)	8,840	8,730,296
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (b)	8,035	8,200,119
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C (b):
5.75%, 2/01/24	3,320	3,336,600
5.75%, 2/01/25	3,755	3,749,630
6.25%, 2/01/30	4,930	4,990,343
Town of Greenwich, GO, Refunding, 5.00%, 1/15/20	5,000	5,814,150

		34,821,138
Delaware — 0.5%
State of Delaware, GO, Refunding:
5.00%, 7/01/20	6,075	7,146,630
Series B, 5.00%, 7/01/18	10,000	11,030,200

		18,176,830
District of Columbia — 1.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,960,850
Metropolitan Washington Airports Authority, ARB:
Series B (AMBAC), AMT, 5.00%, 10/01/21	10,000	10,654,000

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, ARB (continued):
Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	$5,000	$6,994,550
Metropolitan Washington Airports Authority, Refunding ARB, AMT, Series A:
Dulles Metrorail Project, 5.00%, 10/01/53	5,000	5,404,550
5.00%, 10/01/24	5,000	6,083,550
5.00%, 10/01/30	5,000	5,843,850

		40,941,350
Florida — 5.3%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	398,648
5.00%, 11/01/31	500	499,965
5.25%, 11/01/46	3,500	3,494,960
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project:
1st Mortgage, Series A, 8.00%, 1/01/34 (c)(d)	550	467,604
1st Mortgage, Series A, 8.25%, 1/01/44 (c)(d)	940	799,000
1st Mortgage, Series A, 8.25%, 1/01/49 (c)(d)	3,010	2,558,440
Series A, 5.75%, 1/01/50	395	394,953
Series B, 7.00%, 1/01/35 (a)	1,390	1,389,903
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	375	381,071
5.00%, 5/01/34	750	762,525
5.13%, 5/01/45	1,030	1,048,787
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36 (b)	3,500	3,495,520
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,223,880
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/31	5,655	6,341,574
County of Broward School District, COP, Refunding Series A, 5.00%, 7/01/21	5,000	5,931,250

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project (b):
Series A, 8.25%, 5/15/49	$1,000	$1,191,280
Series B-2, 6.50%, 5/15/20	3,500	3,505,915
County of Miami-Dade Florida Aviation Revenue, Refunding RB:
Series A, AMT, 5.00%, 10/01/36	5,000	5,595,350
Series C, 5.25%, 10/01/24	10,000	10,664,200
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	6,125	6,718,329
County of Miami-Dade Florida IDA, RB, Series A, 5.00%, 6/01/48	5,000	5,179,550
County of Miami-Dade Florida Seaport Department, RB, AMT, Series B, 5.00%, 10/01/22	1,995	2,354,958
County of Miami-Dade Florida Seaport Department, Refunding RB, AMT, Series D, 5.00%, 10/01/22	1,305	1,540,461
County of Orange Florida Health Facilities Authority, RB, 1st Mortgage Lutheran Tower Project, 5.50%, 7/01/38	1,000	1,020,880
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 8/01/26	3,965	4,619,701
5.00%, 8/01/28	5,000	5,753,000
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,223,150
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	2,510	2,576,841
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	365	375,877
6.00%, 6/15/34	440	454,454
6.13%, 6/15/44	1,705	1,744,283
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	6,879,813

4	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Florida Municipal Power Agency, Refunding RB, Series A, 5.00%, 10/01/21 (e)	$5,000	$5,933,900
Florida State Board of Administration Finance Corp., RB, Series A, 2.64%, 7/01/21 (e)	7,000	7,052,850
Heritage Landing Community Development District, Refunding, Special Assessment Bonds, 4.20%, 5/01/31	1,000	1,021,230
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 5/01/21	1,470	1,487,067
4.25%, 5/01/26	1,200	1,199,940
5.00%, 5/01/36	3,385	3,411,640
5.13%, 5/01/46	6,735	6,776,959
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	805	827,081
4.88%, 5/01/35	1,210	1,238,326
4.88%, 5/01/45	2,420	2,458,865
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,580,400
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,870	1,980,704
State of Florida Board of Public Education, GO, Refunding, Capital Outlay, Series A (e):
5.00%, 6/01/17	7,385	7,802,991
5.00%, 6/01/18	7,750	8,511,050
5.00%, 6/01/19	8,135	9,250,390
5.00%, 6/01/20	8,540	10,001,706
5.00%, 6/01/21	8,945	10,725,055
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,793,250
State of Florida Department of Transportation, GO, Refunding, 5.00%, 7/01/21	10,000	12,022,400
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/15 (c)(d)	150	104,975
Tampa Bay Water, RB, Utility System, 5.00%, 10/01/38	6,095	7,156,018

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment:
Convertible CAB, Bonds, Series A2, 0.00%, 5/01/39 (f)	$150	$120,281
Convertible CAB, Bonds, Series A3, 0.00%, 5/01/40 (f)	360	215,784
Convertible CAB, Bonds, Series A4, 0.00%, 5/01/40 (f)	190	84,366
Bonds, Series 2, 0.00%, 5/01/40 (f)	490	256,392
Series A, 6.38%, 5/01/17	210	209,710
Tolomato Community Development District:
Bonds, Series 1, 0.00%, 5/01/40 (f)	800	494,760
Bonds, Series 3, 6.61%, 5/01/40 (c)(d)	535	5
Series 1, 6.38%, 5/01/17 (c)(d)	5	5,037
Series 3, 6.38%, 5/01/17 (c)(d)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 5/01/35	2,355	2,364,891
5.63%, 5/01/45	3,750	3,759,000
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (b)	1,500	1,605,330
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	3,070	3,360,207

		214,398,686
Georgia — 1.3%
Georgia State Road & Tollway Authority, Refunding RB, 5.00%, 6/01/18	10,000	10,945,500
Gwinnett County School District, GO:
5.00%, 8/01/20	5,000	5,891,900
5.00%, 8/01/21	5,000	6,049,000
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	740	900,906
Private Colleges & Universities Authority, RB, Savannah College of Art & Design, 5.00%, 4/01/18	1,000	1,077,070

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Georgia (continued)
State of Georgia, GO, Refunding:
Series C, 5.00%, 10/01/20	$5,000	$5,920,700
Series C, 5.00%, 10/01/21	10,000	12,144,500
Series I, 5.00%, 7/01/18	5,000	5,508,950
Series I, 5.00%, 7/01/20	5,000	5,877,350

		54,315,876
Guam — 0.3%
Guam Government Waterworks Authority, RB:
5.25%, 7/01/22	525	627,144
5.25%, 7/01/25	1,735	2,050,527
5.00%, 7/01/28	1,250	1,423,250
5.63%, 7/01/40	3,000	3,314,160
Territory of Guam, GO, Series A:
6.00%, 11/15/19	470	520,454
7.00%, 11/15/19 (g)	2,390	2,929,256

		10,864,791
Hawaii — 0.2%
University of Hawaii, Refunding RB, 5.00%, 10/01/29 (e)	7,920	9,807,415
Illinois — 1.9%
Chicago Transit Authority, RB, Pension Funding:
Series A, 6.90%, 12/01/40	3,050	3,621,021
Series B, 6.90%, 12/01/40	3,200	3,799,104
City of Chicago Illinois, GO, Refunding:
Series A, 5.00%, 1/01/35	5,000	4,810,750
Series C, 5.00%, 1/01/40	5,000	4,720,450
City of Chicago Illinois, GO:
Series B, 7.75%, 1/01/42	5,000	5,027,700
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	2,500	2,175,075
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, AMT:
Series A, 5.00%, 1/01/22	5,675	6,642,815
Series B, 5.00%, 1/01/22	5,000	5,852,700
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34	3,225	3,525,957
Illinois Finance Authority, RB, 6.29%, 7/01/33	5,000	5,768,450
Illinois Finance Authority, Refunding RB, Lutheran Home & Services Obligated Group:
5.50%, 5/15/30	1,000	1,068,670
5.63%, 5/15/42	2,500	2,646,225

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 6/15/52	$5,000	$5,218,750
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,044,760
State of Illinois, GO, Refunding, 5.00%, 8/01/17	5,000	5,254,450
State of Illinois, GO, Series A, 4.00%, 1/01/17	12,935	13,232,893

		76,409,770
Indiana — 0.4%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,252,920
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	750	867,810
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, Series A, 5.25%, 1/01/51	5,000	5,436,900
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,000	1,955,820
Indianapolis Local Public Improvement Bond Bank, Refunding RB, AMT, 5.00%, 1/01/24	5,000	5,994,850

		16,508,300
Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	21,210	22,069,217
5.50%, 12/01/22	2,500	2,616,700
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,062,020
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	6,510	6,512,474
Series C, 5.50%, 6/01/42	2,000	1,961,680
Series C, 5.63%, 6/01/46	4,960	4,940,210

		39,162,301

6	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Kentucky — 0.2%
Counties of Louisville & Jefferson Kentucky Metropolitan Government, RB, Norton Healthcare Obligated Group, 5.00%, 10/01/27	$7,000	$8,198,750
Louisiana — 0.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (b)	5,920	6,018,686
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,566,100
State of Maine, GO, Refunding Series B, 5.00%, 6/01/24	7,955	10,013,595

		15,579,695
Maryland — 2.7%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project:
5.13%, 7/01/36	600	618,222
5.25%, 7/01/44	1,220	1,254,746
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,850	3,227,141
County of Harford Maryland, GO, Refunding, Series B, 5.00%, 2/01/20	5,460	6,321,479
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,263,202
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,140	1,088,449
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Western Maryland Health System, 5.00%, 7/01/18	6,195	6,789,039
Montgomery County, GO, Refunding, Series A, 5.00%, 7/01/19	14,390	16,402,729
State of Maryland, GO, Refunding:
Series B, 4.50%, 8/01/21	5,000	5,911,600
State & Local Facilities Loan, 5.00%, 8/01/19	10,000	11,438,100
State & Local Facilities Loan, 5.00%, 8/01/21	10,975	13,277,555

Municipal Bonds	Par (000)	Value
Maryland (continued)
State of Maryland, GO, Series A, 5.00%, 3/01/21	$6,695	$8,013,915
University System of Maryland, RB, Series A:
5.00%, 4/01/17	3,670	3,854,271
5.00%, 4/01/18	4,570	4,991,765
5.00%, 4/01/19	4,800	5,431,200
5.00%, 4/01/20	5,040	5,883,192
5.00%, 4/01/21	5,295	6,354,953
University System of Maryland, Refunding RB, Series B, 5.00%, 4/01/20	4,355	5,083,591

		107,205,149
Massachusetts — 2.9%
City of Springfield, GO, Refunding, (AGM), 5.00%, 8/01/18	5,000	5,209,400
Commonwealth of Massachusetts, GO, Refunding:
Series A (BHAC)(NPFGC), 0.98%, 5/01/37 (a)	8,000	7,506,880
Series D, 5.50%, 8/01/18	5,450	6,089,993
Commonwealth of Massachusetts, RB, Accelerated Bridge Program, Series A, 5.00%, 6/15/27	6,850	8,458,859
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, Rail Enhancement Folder, 5.00%, 6/01/22	9,745	11,984,596
Massachusetts Clean Water Trust, Refunding RB, State Water Pollution Abatement:
5.00%, 8/01/21	8,150	9,859,870
5.00%, 8/01/22	5,000	6,163,450
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 7/01/23	5,000	6,021,000
Caregroup, Series H-1, 5.00%, 7/01/24	5,000	6,048,500
Caregroup, Series H-1, 5.00%, 7/01/25	5,000	6,074,750
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,000	2,006,540
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 1/01/24	5,000	5,792,100
Series A, 5.00%, 1/01/22	10,000	11,502,400

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 1/01/27	$1,000	$1,003,060
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 5/01/37	10,655	12,558,090
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41	10,000	11,513,200

		117,792,688
Michigan — 1.3%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 7/01/23	6,410	7,526,494
Series D (AGM), 1.01%, 7/01/32 (a)	5,000	4,527,800
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	1,385	1,472,962
Michigan Finance Authority, Refunding RB:
Detroit School District, Series A (Q-SBLF), 5.00%, 5/01/18	10,000	10,863,300
Government Loan Program, Series C, 5.00%, 7/01/34	4,000	4,563,240
Government Loan Program, Series C, 5.00%, 7/01/35	4,000	4,545,960
Student Loan Refunding, AMT, Series 25-A, 5.00%, 11/01/21	4,090	4,696,547
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	11,260	10,252,455
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	2,375	2,439,576

		50,888,334
Minnesota — 4.0%
Bloomington Minnesota Independent School District No 271, GO, Refunding Series A:
5.00%, 2/01/21	5,490	6,555,664
5.00%, 2/01/22	6,285	7,671,408
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 7/01/35	665	675,135

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project (continued):
5.50%, 7/01/40	$750	$750,480
5.75%, 7/01/46	1,220	1,233,396
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 7/01/50	2,500	2,577,125
County of Hennepin Minnesota, GO, Refunding, Series B, 5.00%, 12/01/18	6,470	7,235,401
Elk River Minnesota Independent School District No. 728, GO, Refunding, Series C:
5.00%, 2/01/20	8,090	9,368,705
5.00%, 2/01/21	8,480	10,094,507
Minneapolis Minnesota Special School District No. 1, COP, Series D, 5.00%, 2/01/18	5,000	5,418,100
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, AMT, Series B:
5.00%, 1/01/25	1,000	1,185,530
5.00%, 1/01/26	1,000	1,172,270
Rosemount-Apple Valley-Eagan Minnesota Independent School District No. 196, GO, Series A:
5.00%, 2/01/20	5,000	5,802,900
5.00%, 2/01/21	5,000	5,970,550
5.00%, 2/01/22	5,000	6,102,950
5.00%, 2/01/23	5,000	6,198,650
5.00%, 2/01/24	5,000	6,277,350
5.00%, 2/01/25	5,000	6,357,700
Saint Paul Minnesota Port Authority, RB, AMT, Gerdau Saint Paul Steel Mill Project, 4.50%, 10/01/37	5,000	4,003,250
State of Minnesota, GO, Refunding, Series D:
5.00%, 8/01/21	19,650	23,749,383
5.00%, 8/01/24	10,000	12,681,600
State of Minnesota, GO, Series B, 5.00%, 8/01/20	15,460	18,202,913
Stillwater Minnesota Independent School District No. 834, GO, Series A:
5.00%, 2/01/25	5,000	6,169,700
5.00%, 2/01/26	5,000	6,111,200
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,240,308

		162,806,175

8	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Missouri — 2.2%
County of Jackson Missouri, Refunding RB, Truman Sports Complex Project:
5.00%, 12/01/20	$5,000	$5,893,350
5.00%, 12/01/22	5,000	6,117,750
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 8/15/45	1,800	1,835,802
County of Saint Louis Missouri School District C-2 Parkway, GO, Refunding, 5.00%, 3/01/23	5,785	7,198,796
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 3.65%, 1/15/46	10,000	10,001,100
Kansas City Missouri Industrial Development Authority, Refunding RB, Kansas City United Methodist Church (b):
5.75%, 11/15/36	8,380	8,441,761
6.00%, 11/15/46	5,970	6,068,147
6.00%, 11/15/51	3,360	3,384,461
Missouri Highway & Transportation Commission, Refunding RB:
5.00%, 2/01/19	6,400	7,195,264
Series A, 5.00%, 5/01/21	10,000	12,022,600
Series A, 5.00%, 5/01/22	6,020	7,390,513
Series A, 5.00%, 5/01/23	10,000	12,495,100

		88,044,644
Nevada — 2.0%
City of Las Vegas Nevada, GO, Refunding, City Hall, Series C:
5.00%, 9/01/30	5,000	6,141,900
5.00%, 9/01/31	5,000	6,105,450
5.00%, 9/01/34	5,000	6,021,900
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	9,095	9,057,710
Clark County Nevada, GO, Refunding, Series A, 5.00%, 11/01/20 (e)	10,000	11,825,400
Clark County Nevada Department of Aviation, Refunding RB, AMT, Series B, 5.00%, 7/01/17	10,000	10,559,500
Clark County Nevada School District, GO, Refunding, Series C, 5.00%, 6/15/27	10,000	12,378,000
Clark County Nevada Water Reclamation District, GO, 5.63%, 7/01/18 (g)	10,730	11,956,332

Municipal Bonds	Par (000)	Value
Nevada (continued)
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	$400	$434,660
5.00%, 6/01/24	280	306,155
Nevada System of Higher Education, Refunding RB, Series B, 5.00%, 7/01/18	5,000	5,501,550

		80,288,557
New Hampshire — 0.3%
New Hampshire State Turnpike System, RB, Series A:
5.00%, 10/01/20	5,000	5,870,200
5.00%, 10/01/21	5,000	5,999,250

		11,869,450
New Jersey — 3.9%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	7,105	7,217,543
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,696,125
New Jersey EDA, Refunding RB:
5.00%, 6/15/19	5,000	5,422,900
School Facilities Construction, Series II, 5.00%, 3/01/23	5,000	5,478,850
Series A, 5.00%, 6/15/18	5,000	5,353,750
Series A, 5.00%, 6/15/19	5,000	5,434,050
Series A, 5.00%, 6/15/20	5,000	5,485,200
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	280	287,921
Leap Academy Charter School, Series A, 6.20%, 10/01/44	230	235,359
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	383,681
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	6,825	7,586,534
New Jersey Educational Facilities Authority, Refunding RB, Princeton University, Series A, 5.00%, 7/01/22	7,685	9,483,597

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	$1,010	$1,213,848
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton Healthcare System, 5.00%, 7/01/39	5,000	5,696,900
St. Barnabas Health Care, Series A, 5.00%, 7/01/23	1,100	1,303,093
St. Barnabas Health Care, Series A, 5.00%, 7/01/24	3,100	3,636,920
St. Barnabas Health Care, Series A, 5.00%, 7/01/25	1,000	1,164,490
New Jersey Transportation Trust Fund Authority, Refunding RB:
(NPFGC), 5.25%, 12/15/21	6,090	7,022,379
Series A, 5.00%, 12/15/17	15,950	16,956,605
State of New Jersey, GO:
5.00%, 6/01/26	10,000	12,009,000
5.00%, 6/01/27	4,800	5,731,200
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	6,980	7,077,580
5.00%, 6/01/29	2,840	2,707,344
5.00%, 6/01/41	46,385	39,796,939

		158,381,808
New Mexico — 0.3%
State of New Mexico Severance Tax Permanent Fund, RB, Series B, 5.00%, 7/01/18	10,525	11,572,974
New York — 14.5%
Build NYC Resource Corp., RB, 5.00%, 11/01/39	2,500	2,597,875
Build NYC Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/34	5,340	6,044,399
Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (b)	400	430,720
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	5,000	5,002,650

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York, GO, Refunding:
Series E, 5.00%, 8/01/24	$5,000	$5,703,950
Series I, 5.00%, 8/01/25	5,000	6,185,900
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (a)	55,995	56,122,669
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-2, 3.15%, 11/01/25	10,000	10,371,900
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	35,400	36,921,138
5.00%, 6/01/42	1,935	1,783,625
5.00%, 6/01/45	515	465,957
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	13,320	12,584,736
County of Suffolk New York, GO, Series C:
5.00%, 5/01/19	5,000	5,620,100
5.00%, 5/01/20	5,000	5,767,950
5.00%, 5/01/21	5,000	5,901,450
5.00%, 5/01/22	5,000	6,000,900
5.00%, 5/01/23	5,000	6,040,950
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,616,601
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	18,765	18,202,425
Long Island Power Authority, Refunding RB, Series B, 5.25%, 4/01/19	5,000	5,642,300
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/38	5,000	5,776,700
Monroe County Industrial Development Corp., Refunding RB, University of Rochester, Series A, 5.00%, 7/01/33	5,000	5,961,700
Nassau County, GO, Series B:
5.00%, 10/01/17	5,635	6,023,195
5.00%, 10/01/19	5,000	5,694,700

10	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	$6,301	$6,279,489
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A1, 5.00%, 8/01/17	9,695	10,319,358
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/22	10,000	12,309,100
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (b):
Class 1, 5.00%, 11/15/44	49,285	52,392,419
Class 2, 5.15%, 11/15/34	240	257,926
Class 2, 5.38%, 11/15/40	570	621,443
Class 3, 7.25%, 11/15/44	1,655	1,999,770
New York State Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/43	5,000	5,753,600
Series 2015B-A, 5.00%, 3/15/23	10,000	12,408,300
Series B, 5.00%, 3/15/21	10,000	11,873,900
New York State Dormitory Authority, Refunding RB:
Icahn School of Medicine at Mt. Sinai, 5.00%, 7/01/25	5,000	6,116,900
New York University Hospitals Center, 5.00%, 7/01/36	4,350	5,025,642
Series A, 5.00%, 3/15/18	10,000	10,917,500
Series A, 5.00%, 3/15/21	10,000	11,998,800
St. John’s University, Series A, 5.00%, 7/01/32	5,000	5,893,750
Yeshiva University, 5.00%, 9/01/19 (g)	160	182,109
Yeshiva University, 5.00%, 9/01/38	755	757,643
New York State Thruway Authority, Refunding RB:
5.00%, 1/01/28	5,000	6,056,250
Series A, 5.00%, 5/01/19	25,000	28,243,000
New York State Urban Development Corp., RB:
Series A, 5.00%, 3/15/20	5,000	5,795,900
Series E, 5.00%, 3/15/23	5,000	6,140,150
New York State Urban Development Corp., Refunding RB:
5.00%, 3/15/32	10,000	12,045,000
Series A, 5.00%, 3/15/34	5,000	5,873,900

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, AMT, Terminal One Group Association L.P., 5.00%, 1/01/19	$5,000	$5,540,500
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (b)	1,000	1,019,310
Port Authority of New York & New Jersey, ARB, Consolidated:
Series 160, 5.65%, 11/01/40	2,725	3,369,653
Series 192, 4.81%, 10/15/65	6,675	7,128,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/22	5,025	6,073,265
180th Series, 5.00%, 9/01/22	5,000	6,021,200
193rd Series, 5.00%, 10/15/19	9,375	10,695,094
193rd Series, 5.00%, 10/15/20	11,325	13,241,869
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/22	5,245	6,503,380
5.00%, 10/15/24	5,000	6,368,250
5.00%, 10/15/25	6,000	7,599,720
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,979,644
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 7/01/42	5,000	5,728,400
Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,757,834
State of New York Thruway Authority, Refunding RB, 5.00%, 1/01/31	5,000	5,924,650
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 6/01/21	5,000	5,061,450
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/22	5,000	6,169,850
TSASC, Inc., Refunding RB, Series 1:
5.00%, 6/01/26	7,000	7,042,560
5.00%, 6/01/34	8,150	7,825,059

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Ulster Tobacco Asset Securitization Corp., RB:
6.00%, 6/01/40	$1,040	$1,040,166
CAB, 6.45%, 6/01/40 (f)	880	892,091
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	19,800	19,649,916

		583,358,900
North Carolina — 3.8%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	10,000	10,537,000
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/19 (g)	7,605	8,515,699
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	203,044
4.30%, 1/01/18	555	573,581
4.50%, 1/01/19	520	546,853
4.75%, 1/01/21	270	288,519
5.00%, 1/01/22	290	310,219
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	2,470	2,576,976
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	2,500	2,861,750
Vidant Health, 5.00%, 6/01/30	5,000	5,802,700
Vidant Health, 5.00%, 6/01/31	5,000	5,767,750
Vidant Health, 5.00%, 6/01/32	5,000	5,733,050
Vidant Health, 5.00%, 6/01/33	5,000	5,711,500
State of North Carolina, GO, Refunding:
Series A, 5.00%, 6/01/21	10,000	12,048,500
Series A, 5.00%, 6/01/25 (e)	10,000	12,845,000
Series A, 5.00%, 6/01/26 (e)	10,000	12,996,900
Series A, 5.00%, 6/01/27 (e)	10,000	12,880,700
Series D, 4.00%, 6/01/21	10,000	11,532,100
State of North Carolina, GO, Series A:
5.00%, 6/01/18	5,000	5,491,900
5.00%, 6/01/22	4,670	5,743,259

Municipal Bonds	Par (000)	Value
North Carolina (continued)
State of North Carolina, Refunding RB:
Series B, 5.00%, 6/01/24	$6,500	$8,136,505
Series C, 5.00%, 5/01/23	5,325	6,585,161
Series C, 5.00%, 5/01/24	10,000	12,502,100
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 3/01/40 (b)	2,100	2,149,812

		152,340,578
Ohio — 1.7%
American Municipal Power, Inc., Refunding RB, Prairie State Energy Campus Project, Series B, 5.00%, 2/15/34 (f)	5,000	5,561,850
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 6/01/47	35,250	31,550,865
6.50%, 6/01/47	2,500	2,406,125
City of Columbus Ohio, GO, Refunding, Series 1, 5.00%, 7/01/17	5,000	5,303,300
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	5,900	6,629,712
State of Ohio, GO, Refunding, Series A, 5.00%, 9/15/21	10,000	12,083,200
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 6/30/21	1,975	2,290,802
5.00%, 12/31/22	550	648,379
5.00%, 6/30/23	1,305	1,538,765

		68,012,998
Oklahoma — 0.5%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	940	939,455
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (a)	17,820	20,233,541

		21,172,996
Oregon — 0.7%
City of Portland Oregon, GO, Taxable Pension Obligation, Series D, 0.56%, 6/01/19 (a)	3,750	3,590,625
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 5.00%, 6/01/21	10,000	12,044,700

12	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Oregon (continued)
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	$865	$944,502
State of Oregon Lottery, Refunding RB, Department of Administrative Services, Series C, 5.00%, 4/01/24	3,260	4,095,701
Tri-County Metropolitan Transportation District, RB, Series A, 5.00%, 10/01/19	5,825	6,632,112

		27,307,640
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,873,200
City of Philadelphia Pennsylvania, Refunding RB, AMT, Series A, 5.00%, 6/15/18	5,000	5,454,100
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	4,045	4,376,650
5.63%, 7/01/42	1,675	1,800,742
County of Allegheny Pennsylvania, GO, Refunding, Series C (AGM), 0.96%, 11/01/26 (a)	10,500	10,056,795
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	957,310
5.00%, 12/01/23	985	1,052,660
5.00%, 12/01/24	1,035	1,101,312
5.00%, 12/01/25	750	795,720
5.25%, 12/01/45	1,500	1,533,210
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 4/01/33	1,575	1,630,897
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	2,000	2,018,360
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	4,865	4,963,224

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	$2,350	$2,573,767
Pennsylvania Economic Development Financing Authority, RB:
Build America Bonds, Series B, 6.53%, 6/15/39	5,000	5,776,100
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/38	5,000	5,477,300
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/20	5,000	5,671,200
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/21	5,000	5,744,650
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,786,450
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/22	4,495	5,226,966
The Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/34	5,035	5,588,145
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypson Co., AMT, 5.50%, 11/01/44	3,250	3,370,380
UPMC, Series A, 5.00%, 2/01/33	5,000	5,767,400
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 1/01/27	3,100	3,418,153

		96,014,691
Puerto Rico — 0.2%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, Series A, 0.00%, 5/15/50 (h)	23,615	2,065,604
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24 (f)	705	506,014
6.00%, 7/01/38	6,155	4,293,236
6.00%, 7/01/44	3,725	2,574,906

		9,439,760

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Rhode Island — 0.2%
City of Providence Rhode Island, GO, Refunding, Series A, 5.00%, 7/15/17	$1,400	$1,475,124
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 6/01/40	5,000	5,319,600

		6,794,724
South Carolina — 1.7%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District, 5.00%, 12/01/30	5,005	5,979,674
Clemson University, RB, Series B:
5.00%, 5/01/20	4,410	5,144,794
5.00%, 5/01/21	4,630	5,544,934
5.00%, 5/01/22	4,860	5,942,614
5.00%, 5/01/23	5,105	6,328,770
County of Beaufort School District, GO, Refunding, Series A, 5.00%, 3/01/23	5,000	6,179,150
Richland County School District No. 2, GO, Refunding, Series A, 5.00%, 2/01/23	5,000	6,183,750
South Carolina Jobs-EDA, RB, Series A, 5.25%, 8/15/46 (b)	1,580	1,597,096
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,450	13,840,189
State of South Carolina, GO, Refunding Series A, 5.00%, 8/01/20 (e)	10,000	11,795,900

		68,536,871
South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, RB, Sanford Health, 5.00%, 5/01/17 (g)	5,000	5,256,000
Tennessee — 0.3%
Metropolitan Government of Nashville & Davidson County, GO, Refunding Series A, 5.00%, 7/01/18	9,795	10,796,833
Texas — 6.5%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,745,181
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,321,288

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 7/15/35	$7,400	$7,854,656
City of Houston Texas Airport System, Refunding ARB, AMT:
Series C, 5.00%, 7/15/20	15,950	17,354,876
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 7/15/30	1,000	1,161,810
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 7/15/38	3,000	3,463,740
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,905,200
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	13,000	14,105,390
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 3.83%, 5/15/28	8,260	8,967,717
County of El Paso Texas Hospital District, 5.00%, 8/15/43	10,000	10,949,900
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 5.75%, 1/01/28	500	564,950
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,325	1,378,026
Texas Children’s Hospital, 5.00%, 10/01/19	5,000	5,711,800
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,663,322
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, 4.75%, 11/15/35	640	642,509
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	10,000	10,797,500
Series C, 5.13%, 11/01/43	10,000	11,078,200
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	7,305	8,635,460
Decatur Hospital Authority, Refunding RB, 5.25%, 9/01/44	1,880	2,006,110

14	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
Houston Texas Independent School District, GO, Refunding, 5.00%, 2/15/18	$5,000	$5,434,700
New Hope Texas Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	1,250	1,264,950
North Central Texas Health Facility Development Corp., Refunding RB, 5.00%, 8/15/32	5,015	5,800,800
Permanent University Fund, Refunding RB, Series B, 5.00%, 7/01/25	5,000	6,246,950
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22	2,570	2,267,357
San Angelo Texas Independent School District, GO, Refunding, 5.00%, 2/15/25	5,000	6,172,900
Spring Texas Independent School District, GO, Refunding, (PSF-GTD), 5.00%, 8/15/19	6,240	7,131,134
State of Texas, GO:
5.00%, 4/01/22	8,370	10,230,902
5.00%, 4/01/28	5,000	6,094,200
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/21	5,000	6,057,100
Texas City Industrial Development Corp., RB, NRG Energy Project, 4.13%, 12/01/45	10,000	9,200,200
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/20	5,000	5,709,900
5.00%, 12/15/23	10,000	11,635,000
5.00%, 12/15/24	10,000	11,553,600
5.00%, 12/15/25	10,000	11,486,200
Texas State University System, Refunding RB, Series A:
5.00%, 3/15/22	5,000	6,072,650
5.00%, 3/15/23	5,000	6,157,400
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 9/01/43	2,000	2,105,420
University of Texas System, Refunding RB:
Series A, 3.85%, 8/15/46	6,450	6,907,498
Series B, 5.00%, 8/15/21	10,000	12,091,300
Series B, 5.00%, 8/15/25	5,000	6,400,100

		264,327,896

Municipal Bonds	Par (000)	Value
Utah — 1.1%
Alpine School District, GO, Refunding, 5.00%, 3/15/22	$12,815	$15,672,745
State of Utah, GO, Refunding, Series C, 5.00%, 7/01/18	15,425	16,998,812
State of Utah, GO, Series A, 5.00%, 7/01/21 (g)	5,000	6,016,950
Utah State Charter School Finance Authority, RB, Early Light Academy (b):
5.00%, 7/15/34	530	531,622
5.13%, 7/15/49	4,830	4,836,424

		44,056,553
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, University of Vermont Medical Center, Series A:
5.00%, 12/01/34	5,000	5,862,500
5.00%, 12/01/35	5,000	5,857,700

		11,720,200
Virginia — 2.3%
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project (b):
5.15%, 3/01/35	1,000	1,034,660
5.40%, 3/01/45	2,000	2,068,720
Commonwealth of Virginia, GO, Refunding, Series D, 5.00%, 6/01/17	10,000	10,570,500
County of Fairfax Virginia, GO, Series A:
5.00%, 4/01/19	5,000	5,654,200
5.00%, 10/01/21 (g)	5,180	6,272,048
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	1,320	1,359,455
Residential Care Facility, 5.00%, 7/01/47	1,985	2,038,674
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 6/01/22	625	727,631
5.00%, 6/01/23	420	483,659

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	15

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	$1,000	$1,027,960
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (b):
5.00%, 3/01/35	2,985	3,030,402
5.00%, 3/01/45	3,060	3,086,500
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	467	479,754
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	8,645	6,965,104
University of Virginia, Refunding RB, Series B, 5.00%, 8/01/21	7,665	9,286,607
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (b)	3,340	3,417,354
Virginia College Building Authority, Refunding RB:
Marymount University Project, Series A, 5.00%, 7/01/35 (b)	745	778,309
Marymount University Project, Series A, 5.00%, 7/01/45 (b)	2,215	2,266,299
Series B, 5.00%, 9/01/22	8,855	10,892,447
Virginia Commonwealth Transportation Board, RB, 5.00%, 5/15/21	5,150	6,164,653
Virginia Public School Authority, Refunding RB, 5.00%, 8/01/27	9,000	11,230,020
Wise County Industrial Development Authority, RB, 1.88%, 11/01/40 (a)	5,000	5,135,000

		93,969,956
Washington — 2.9%
City of Seattle Washington Water System Revenue, Refunding RB, 5.00%, 5/01/21	10,000	12,015,200
County of King Washington Sewer Revenue, RB, 5.75%, 1/01/18 (g)	5,000	5,468,250
County of Spokane Washington School District, Refunding, Series B, 5.00%, 12/01/25	5,000	6,402,750

Municipal Bonds	Par (000)	Value
Washington (continued)
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32	$2,255	$2,373,478
State of Washington, GO, Refunding:
Motor Vehicle Fuel Tax, 5.00%, 7/01/20	4,815	5,637,450
Series B, 5.00%, 7/01/20	18,325	21,455,093
Series B, 5.00%, 7/01/22	10,000	12,254,600
Series R, 5.00%, 7/01/23	5,000	6,198,150
Series R, 5.00%, 7/01/28	10,000	12,157,100
Series R, 5.00%, 7/01/32	10,000	11,875,300
University of Washington, RB, Series A:
5.00%, 1/01/32	1,000	1,185,980
5.00%, 1/01/33	1,000	1,181,460
5.00%, 1/01/34	1,000	1,176,960
5.00%, 1/01/35	1,000	1,171,580
5.00%, 1/01/36	1,000	1,167,130
5.00%, 1/01/37	1,000	1,163,580
5.00%, 1/01/38	1,000	1,159,160
5.00%, 1/01/39	1,000	1,154,760
5.00%, 1/01/40	1,000	1,151,250
Washington Health Care Facilities Authority, RB, Washington Health Group Coop (AGM)(AGC), 4.75%, 12/01/31	10,000	10,247,600
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (b):
6.75%, 7/01/35	445	465,960
7.00%, 7/01/45	760	792,680

		117,855,471
West Virginia — 0.2%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	10,960	9,628,360
Wisconsin — 2.8%
Public Finance Authority, Refunding RB, Celanese Project (e):
AMT, Series C, 4.30%, 11/01/30	3,175	3,214,021
Series D, 4.05%, 11/01/30	3,175	3,198,844
State of Wisconsin, GO, Refunding:
Series 1, 5.00%, 11/01/20 (e)	5,800	6,873,058
Series 1, 5.00%, 11/01/21 (e)	5,000	6,064,700
Series 4, 5.00%, 5/01/25	10,000	12,693,500
Series A, 5.00%, 5/01/33 (e)	10,000	12,001,100
Series A, 5.00%, 5/01/34 (e)	10,000	11,965,100
Series A, 5.00%, 5/01/35 (e)	10,000	11,902,400

16	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin, GO, Series C, 5.00%, 5/01/21	$14,335	$17,191,679
Wisconsin Department of Transportation, RB, Series A, 5.00%, 7/01/30	10,000	12,130,800
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	875	928,077
Mile Bluff Medical Center, 5.75%, 5/01/39	1,060	1,124,024
Prohealth Care Obligated Group, 5.00%, 8/15/39	6,100	6,840,906
Wisconsin Housing & EDA, Refunding RB, Series C, 3.88%, 11/01/35	5,000	5,169,650

		111,297,859
Total Municipal Bonds — 87.8%		3,544,485,324

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Arizona — 0.6%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	10,000	11,469,365
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,631,800

		23,101,165
California — 5.0%
California Educational Facilities Authority, 5.00%, 9/01/45	10,490	12,242,216
California Educational Facilities Authority, RB, California Institute of Technology, 5.00%, 11/01/39	10,000	11,280,071
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 8/15/43	10,000	11,452,490
Stanford Hospital and Clinics, 5.00%, 8/15/51	10,000	11,053,300
Sutter Health, 5.00%, 8/15/52	10,000	11,194,300
California State Infrastructure Authority, 5.00%, 11/01/41	10,000	11,494,171

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/44	$10,000	$11,163,000
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,000	11,340,267
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 5/15/35	10,000	11,775,685
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,671,200
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,695,578
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/38	8,450	9,840,004
County of Ventura California Public Financing Authority, Refunding RB, Series A, 5.00%, 11/01/43	8,530	9,808,371
Fresno Unified School District, GO, 5.00%, 8/01/44	10,000	11,438,500
Manteca California Unified School District, 5.00%, 8/01/40	10,000	11,693,272
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 8/01/44	10,000	11,240,900
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 8/01/40	10,000	11,576,285
State of California, GO, Various Purposes, 5.00%, 4/01/43	10,000	11,523,400

		203,483,010
Delaware — 0.3%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,810,969
District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,472,400
Florida — 0.9%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, (AGM), 5.00%, 7/01/42	10,000	11,405,800

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	17

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Florida (continued)
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems Inc. Project, Series A, 5.50%, 8/15/54	$10,000	$11,857,500
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,740,800

		35,004,100
Georgia — 0.6%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,185,772
Illinois — 0.3%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 1/01/36	10,000	11,637,095
Indiana — 0.3%
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,362,000
Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 7/01/43	10,000	11,447,588
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 5/15/43	10,000	11,336,300

		22,783,888
Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 7/01/44	10,000	11,238,200
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	10,000	11,549,900

		22,788,100
Michigan — 0.3%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,459,000
Minnesota — 0.3%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 1/01/46	10,000	11,387,491

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 1/01/44	$10,000	$11,424,976
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 5/01/43	10,000	11,603,400
5.00%, 5/01/45	10,000	11,724,200

		34,752,576
Nevada — 0.3%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,531,600
New Jersey — 0.3%
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/38	10,000	11,476,200
New York — 1.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	10,000	11,563,400
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/39	10,000	11,684,473
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 2/15/39	10,000	11,595,300
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 3/15/35	10,000	11,708,200
Port Authority of New York & New Jersey, 5.00%, 10/15/41	10,000	11,688,676
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	12,034,300

		70,274,349
North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,601,397
Oklahoma — 0.3%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	10,000	11,698,000

18	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Pennsylvania — 0.8%
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	$10,000	$11,249,982
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	20,000	22,867,400

		34,117,382
South Carolina — 0.3%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/41	10,000	11,416,500
Tennessee — 0.3%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	11,099,900
Texas — 0.6%
State of Texas, GO, Refunding, Series A, 5.00%, 10/01/44	10,000	11,594,494
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,348,000

		22,942,494
Utah — 0.3%
Utah State Transit Authority Sales Tax, 5.00%, 6/15/38	10,000	11,806,891
Virginia — 0.6%
Fairfax County IDA, RB, Inova Health Systems Project, Series A, 5.00%, 5/15/44	10,000	11,352,100
University of Virginia, Refunding RB, Series A-2, 5.00%, 4/01/45	10,000	11,763,200

		23,115,300
Washington — 0.9%
State of Washington, 5.00%, 2/01/33	10,000	11,847,500
State of Washington, GO, Series A, 5.00%, 8/01/38	10,000	11,669,100

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	$10,000	$11,455,291

		34,971,891
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	11,092,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 4/01/42	10,000	11,055,192

		22,147,192
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.9%		722,426,662

Investment Companies	Shares
United States — 0.4%
Market Vectors High Yield Municipal Index ETF	300,000	9,333,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,727,000
Total Investment Companies — 0.4%		15,060,000
Total Long-Term Investments (Cost — $4,212,765,749) — 107.0%		4,319,052,203

Short-Term Securities	Par (000)
Commercial Paper — 0.3%
Ascension Health Care, 0.45%, 4/07/16	$10,000	9,995,375

Short-Term Investment Fund — 6.0%	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (j)(k)	241,869,655	241,869,655
Total Short-Term Securities (Cost — $251,865,030) — 6.3%		251,865,030

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	19

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Value
Total Investments (Cost — $4,464,630,779*) — 113.3%	$4,570,917,233
Liabilities in Excess of Other Assets — (3.5)%	(138,436,876)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.8)%	(396,687,282)

Net Assets — 100.0%	$4,035,793,075

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,071,801,918

Gross unrealized appreciation	$114,783,118
Gross unrealized depreciation	(12,312,759)

Net unrealized appreciation	$102,470,359

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	When-issued security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Zero-coupon bond.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	241,869,655	241,869,655	$23,821
FFI Institutional Tax-Exempt Fund	224,412,618	(224,412,618)	—	27,157
Total			241,869,655	$50,978

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4,659)	5-Year U.S. Treasury Note	June 2016	$563,666,203	$369,034
(5,577)	10-Year U.S. Treasury Note	June 2016	$727,885,641	(162,220)
(1,946)	Long U.S. Treasury Bond	June 2016	$320,177,813	282,341
(325)	Ultra U.S. Treasury Bond	June 2016	$56,275,781	114,706
Total				$603,861

20	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016	21

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$15,060,000	$4,303,992,203	—	$4,319,052,203
Short-Term Securities[2]	241,869,655	9,995,375	—	251,865,030

Total	$256,929,655	$4,313,987,578	—	$4,570,917,233

[1] See above Schedule of Investments for values in each state or political sub-division. [2] See above Schedule of Investments for values in each security type.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$766,081	—	—	$766,081
Liabilities:
Interest rate contracts	(162,220)	—	—	(162,220)

Total	$603,861	—	—	$603,861

[1]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$69	—	—	$69
Cash pledged for financial futures contracts	21,066,800	—	—	21,066,800
Liabilities:
TOB Trust Certificates	—	$(396,644,956)	—	(396,644,956)

Total	$21,066,869	$(396,644,956)	—	$(375,578,087)

During the period ended February 29, 2016, there were no transfers between levels.

22	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 29, 2016

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2016